Stock-Based Compensation, TDS excluding U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) (TDS Parent Company, USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 0.1	$ 0.1	$ 0.1
Weighted average grant date fair value	$ 28.15	$ 28.72	$ 23.35
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	186,000
Restricted Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	4.1	4.2	2.6
Weighted average grant date fair value	$ 28.7300	$ 25.5300	$ 26.9500
2004 Long-Term Incentive Plan | Deferred Compensation Stock Units
Shares issued and granted under stock compensation plans
Vested number of shares, unissued, fair value	$ 4.8
Common Shares | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Impact of Share Consolidation number of shares	389,000
Nonvested stock units, end of period - Number of shares	389,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Impact of Share Consolidation, weighted average grant date fair value	$ 27.45
Nonvested stock units - end of period weighted average grant date fair value	$ 27.45
Special Common Shares | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	334,000
Granted number of shares	236,000
Vested number of shares	(179,000)
Forfeited number of shares	(2,000)
Impact of Share Consolidation number of shares	(389,000)
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 26.28
Granted weighted average grant date fair value	$ 28.73
Vested weighted average grant date fair value	$ 26.95
Forfeited weighted average grant date fair value	$ 26.92
Impact of Share Consolidation, weighted average grant date fair value	$ 27.45
Shares issued and granted under stock compensation plans
Granted number of shares	236,000
Special Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	19,000	19,000	15,000